Commitments and contingencies (Details Narrative)			12 Months Ended
	Mar. 30, 2022 USD ($)	Mar. 30, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Compensate amount	$ 3,704	$ 5,000
Legal payment			$ 74,966	$ 100,000
Contingent liability balance outstanding			$ 0